Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Cash repayment			$ 284,682
Less accrued interest					$ 43,963	$ 22,108
Gain on extinguishment of debt	$ 16,864		(308,359)		$ (290,581)
Convertible Notes Payable ($53,000) - July 2017 [Member]
Short-term Debt [Line Items]
Cash repayment			74,922
Less face value of convertible note payable retired			(74,922)
Less carrying value of derivative financial instruments arising from ECF			(53,893)
Less accrued interest			(2,644)
Plus carrying value of discount at extinguishment			18,427
Gain on extinguishment of debt			(16,188)
Convertible Notes Payable ($35,000) - September 2017 [Member]
Short-term Debt [Line Items]
Cash repayment			49,502
Less face value of convertible note payable retired			(35,000)
Less carrying value of derivative financial instruments arising from ECF			(37,269)
Less accrued interest			(1,716)
Plus carrying value of discount at extinguishment			12,705
Gain on extinguishment of debt			(11,778)
Convertible Notes Payable ($55,000) - September 2017 [Member]
Short-term Debt [Line Items]
Cash repayment			11,778
Less face value of convertible note payable retired			(55,000)
Less carrying value of derivative financial instruments arising from ECF			(69,687)
Less accrued interest			(2,759)
Plus carrying value of discount at extinguishment			27,425
Gain on extinguishment of debt			(14,763)
Convertible Notes Payable ($53,000) - October 2017 [Member]
Short-term Debt [Line Items]
Cash repayment			75,000
Less face value of convertible note payable retired			(53,000)
Less carrying value of derivative financial instruments arising from ECF			(55,790)
Less accrued interest			(2,571)
Plus carrying value of discount at extinguishment			19,496
Gain on extinguishment of debt			$ (16,865)